SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment ¥ / shares	Dec. 31, 2024 USD ($) segment $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($)
Significant accounting policies
Net Income (Loss)	¥ 183,200	$ 25,098	¥ (2,643,836)	¥ (775,952)
Basic earning per share | (per share)	¥ 0.11	$ 0.02	¥ (2.93)	¥ (0.87)
Diluted earning per share | (per share)	¥ 0.02	$ 0	¥ (2.93)	¥ (0.87)
Depreciation expense	¥ 1,468,100		¥ 1,663,932	¥ 1,462,550
Internal use software development costs, Amount capitalized	¥ 11,919		16,195	15,322
Percentage of interest in limited partnerships applies the equity method of accounting	3.00%	3.00%
Impairment losses pursuant to the goodwill tests	¥ 0		1,364,191
Deferred revenue	87,830		95,477		$ 12,033
Advertising expense	9,364		9,826	6,829
Reduction of depreciation expense	¥ 13,504		8,477	3,050
Number of reportable segments | segment	1	1
Change in useful lives
Significant accounting policies
Net Income (Loss) | $		$ 292,800
Basic earning per share | ¥ / shares	¥ 0.18
Diluted earning per share | ¥ / shares	¥ 0.17
Depreciation expense | $		$ 389,700
Hosting and related services
Significant accounting policies
Deferred revenue			95,477	95,078
Contract with customer liability revenue recognized	¥ 70,912		78,683
Cloud services
Significant accounting policies
Deferred revenue	6,263		13,716	¥ 11,955
Contract with customer liability revenue recognized	¥ 13,716		¥ 11,955
Maximum
Significant accounting policies
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)	7.2993				7.2993
Maximum | Change in useful lives
Significant accounting policies
Property and equipment, estimated useful life (in years)	15 years				15 years
Maximum | Data center Property And Equipment
Significant accounting policies
Property and equipment, estimated useful life (in years)	10 years				10 years
Minimum | Change in useful lives
Significant accounting policies
Property and equipment, estimated useful life (in years)	3 years				3 years
Minimum | Data center Property And Equipment
Significant accounting policies
Property and equipment, estimated useful life (in years)	2 years				2 years